Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

March 31, 2021

VCY-QTLY-0521
1.814650.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Aerospace & Defense - 15.8%
Aerospace & Defense - 15.8%
General Dynamics Corp.	10,900	$1,979,004
Howmet Aerospace, Inc. (a)	137,100	4,405,023
Raytheon Technologies Corp.	48,000	3,708,960
Teledyne Technologies, Inc. (a)	800	330,920
The Boeing Co.	40,800	10,392,576
TransDigm Group, Inc. (a)	5,200	3,057,184
Triumph Group, Inc.	196,159	3,605,402
		27,479,069
Air Freight & Logistics - 1.9%
Air Freight & Logistics - 1.9%
XPO Logistics, Inc. (a)	26,340	3,247,722
Airlines - 2.8%
Airlines - 2.8%
Alaska Air Group, Inc.	27,300	1,889,433
JetBlue Airways Corp. (a)	36,300	738,342
Southwest Airlines Co.	36,300	2,216,478
		4,844,253
Building Products - 4.5%
Building Products - 4.5%
Advanced Drain Systems, Inc.	2,500	258,475
Johnson Controls International PLC	87,600	5,227,092
Trane Technologies PLC	14,200	2,350,952
		7,836,519
Commercial Services & Supplies - 1.2%
Environmental & Facility Services - 1.2%
Tetra Tech, Inc.	15,300	2,076,516
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
AECOM (a)	6,800	435,948
Electrical Equipment - 8.6%
Electrical Components & Equipment - 8.6%
AMETEK, Inc.	73,000	9,324,290
Generac Holdings, Inc. (a)	1,500	491,175
nVent Electric PLC	84,100	2,347,231
Regal Beloit Corp.	14,488	2,067,148
Vertiv Holdings Co.	38,700	774,000
		15,003,844
Industrial Conglomerates - 22.8%
Industrial Conglomerates - 22.8%
General Electric Co.	877,200	11,517,636
Honeywell International, Inc.	51,227	11,119,845
Roper Technologies, Inc.	42,600	17,182,284
		39,819,765
Machinery - 23.9%
Agricultural & Farm Machinery - 2.1%
Deere & Co.	9,180	3,434,605
Lindsay Corp.	1,188	197,945
		3,632,550
Construction Machinery & Heavy Trucks - 3.2%
Caterpillar, Inc.	8,600	1,994,082
Oshkosh Corp.	31,013	3,680,003
		5,674,085
Industrial Machinery - 18.6%
Chart Industries, Inc. (a)	11,000	1,565,850
Colfax Corp. (a)	108,440	4,750,756
Crane Co.	14,613	1,372,307
Flowserve Corp.	12,500	485,125
Fortive Corp.	21,992	1,553,515
IDEX Corp.	1,700	355,844
Ingersoll Rand, Inc. (a)	84,000	4,133,640
ITT, Inc.	68,756	6,250,608
Middleby Corp. (a)	6,000	994,500
Parker Hannifin Corp.	24,700	7,791,121
Pentair PLC	23,600	1,470,752
Woodward, Inc.	14,100	1,700,883
		32,424,901

TOTAL MACHINERY		41,731,536

Professional Services - 3.6%
Human Resource & Employment Services - 3.6%
TriNet Group, Inc. (a)	81,163	6,327,467
Road & Rail - 6.5%
Railroads - 2.3%
Kansas City Southern	746	196,884
Norfolk Southern Corp.	11,750	3,155,110
Union Pacific Corp.	3,100	683,271
		4,035,265
Trucking - 4.2%
ArcBest Corp.	41,875	2,946,744
Old Dominion Freight Lines, Inc.	4,300	1,033,763
Saia, Inc. (a)	11,700	2,697,786
Uber Technologies, Inc. (a)	11,100	605,061
		7,283,354

TOTAL ROAD & RAIL		11,318,619

Trading Companies & Distributors - 7.8%
Trading Companies & Distributors - 7.8%
AerCap Holdings NV (a)	43,000	2,525,820
H&E Equipment Services, Inc.	3,400	129,200
Herc Holdings, Inc. (a)	15,700	1,590,881
United Rentals, Inc. (a)	28,200	9,286,542
		13,532,443
TOTAL COMMON STOCKS
(Cost $139,426,792)		173,653,701

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.06% (b)	1,489,908	1,490,206
TOTAL MONEY MARKET FUNDS
(Cost $1,490,206)		1,490,206
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $140,916,998)		175,143,907
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(752,965)
NET ASSETS - 100%		$174,390,942

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$266
Fidelity Securities Lending Cash Central Fund	100
Total	$366

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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